1838

                              SMALL CAP EQUITY FUND

                              ---------------------

                          FIVE RADNOR CORPORATE CENTER,
                                    SUITE 320
                               100 MATSONFORD ROAD
                                RADNOR, PA 19087



                                  Annual Report

                                October 31, 1996

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                                December 3, 1996

TO THE SHAREHOLDER:

The Genesis

The 1838 Small Cap Equity Fund began operations on June 17, 1996. With uncanny accuracy, that date marked a short term peak in the stock market. The subsequent correction, nearly 10% for small cap averages, created a rather inauspicious debut for your Fund. Fortunately, the short-lived market correction was displaced by a market rebound from the mid-July bottom, and the market continued to recover through the end of the Fund's fiscal year on October 31st.

The Investment Process

The 1838 Small Cap Equity Fund follows a very disciplined investment process focused primarily upon a low price in relation to trailing 12 months' earnings (low P/E) screen. Accordingly, all stocks purchased for the portfolio will be small cap ($800 million of market float or less) and low P/E, defined as the lowest 40% of all stocks contained in the Compustat North American Database. Why has this small cap, low P/E investment style been adopted? Numerous studies have confirmed that over the long term for North American stocks, the smaller the company, the better the return, and the lower the P/E, the better the performance in aggregate. In fact, a recent study by Prudential Securities confirmed that over the last 20 years ending in 1995, the return of the lowest P/E stocks exceeded that of the highest valued stocks by nearly four times.

In reviewing stocks for inclusion in the Fund's portfolio, other fundamental and quantitative measures are observed and judged to be important (though not necessarily critical) in aiding the decision making process. In fact, our analysis of the holdings of the Fund's portfolio near the end of the third calendar quarter leads us to believe that, overall, the fundamental characteristics of the aggregate small cap portfolio holdings constitute a portfolio valuation that is more attractive than the comparable small cap portfolio benchmark.

                                                                  September 1996*
                                       -------------------------------------------------------------------
                                        Average                                 Average         Average
                                        Market      Average      EPS Growth    Return on      Debt/Total
                                         Cap**      P/E Ratio      5 Year       Equity      Capitalization
                                       --------     ---------    ----------    ---------    --------------
1838 Small Cap Fund..............      $308.4MM       12.9x         15.4%        18.9%           31.4%
Russell 2000 Index...............      $350.0MM       17.6x         11.6%        14.4%           37.1%

* This chart represents the characteristics of the Fund's portfolio at September 16, 1996.

** 1838 measures market float only (excluding closely held shares) in equity capitalization.

An examination of 1838's small cap portfolios' multi-year results from this value investing style shows that these characteristics appear to remain constant in relation to the market over long periods.



  Past performance is not predictive of future results. Investment returns and principal values will fluctuate, so that, when redeemed, shares may be worth less than their original cost.

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The Outlook

The North American equity markets have enjoyed a period of extraordinary prosperity in recent years. The positive results have been driven by subdued inflation, flat to falling interest rates, strong and stable GDP growth, and an unprecedented flood of funds into stocks and various equity products. Our current view suggests that this favorable backdrop will remain constant. We believe small cap companies, such as those held in the 1838 Small Cap Equity Fund, may provide disproportionately positive returns in that attractive setting.


                                              /s/ Edwin B. Powell
                                              Edwin B. Powell
                                              Vice President & Portfolio Manager



  12/30/96. Shares of the 1838 Small Cap Equity Fund are distributed by Rodney Square Distributors, Inc.

     Past performance is not predictive of future results. Investment returns and principal values will fluctuate, so that, when redeemed, shares may be worth less than their original cost.

SCHEDULE OF NET ASSETS

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                          Value
                                                                Shares   (Note 2)
                                                                ------   --------
COMMON STOCK -- 98.7%
AGRICULTURE, FORESTRY & FISHERIES -- 1.4%
      Sylvan, Inc. * ........................................    5,780  $     74,417
                                                                        ------------

COMMUNICATIONS & BROADCASTING -- 0.5%
      All American Communications, Inc. (B Shares) * ........    3,215        28,533
                                                                        ------------

FINANCE & INSURANCE -- 28.4%
   INSURANCE CARRIERS -- 20.5%
      Allmerica Financial Corporation .......................    2,400        72,900
      E.W. Blanch Holdings, Inc. ............................    3,970        81,881
      Capital Re Corp. ......................................      800        31,000
      Capmac Holdings, Inc. .................................    1,450        48,394
      Enhance Financial Services Group, Inc. ................    1,890        63,079
      Everest Re Holdings, Inc. .............................    1,525        38,888
      Executive Risk Inc. ...................................    2,090        86,212
      FPIC Insurance Group, Inc. * ..........................    4,300        58,050
      Gryphon Holdings, Inc. * ..............................    4,450        62,856
      Home State Holdings, Inc. * ...........................    3,750        28,125
      MMI Companies, Inc. ...................................    2,400        69,000
      NAC Re Corp. ..........................................      805        28,276
      The PMI Group, Inc. ...................................    1,700        97,113
      Presidential Life Corp. ...............................    4,100        46,637
      State Auto Financial Corp. ............................    4,550        63,700
      Travelers/Aetna, Property Casualty Corp. (A Shares) ...    2,195        65,850
      Western National Corp. ................................    4,150        74,700
      Partnerre Holdings, Ltd. ..............................    1,495        42,981
      Terra Nova (Bermuda) ..................................    2,700        57,375
                                                                        ------------
                                                                           1,117,017
                                                                        ------------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 5.0%
      Affiliated Community Bancorp ..........................    1,825        37,184
      Bank United Corp. (A Shares) * ........................    2,500        66,563
      Bankatlantic Bancorp, Inc. (A Shares) .................      642         8,587
      Bankatlantic Bancorp, Inc. (B Shares) .................    2,568        33,705
      BostonFed Bancorp, Inc. ...............................    1,800        24,525
      Long Island Bancorp, Inc. .............................    2,315        68,871
      ML Bancorp, Inc. ......................................    2,150        29,966
                                                                        ------------
                                                                             269,401
                                                                        ------------
   STATE & NATIONAL BANKS -- 2.9%
      Century Bancorp Inc. (A Shares) .......................      300         4,125
      Riggs National Corp. ..................................    3,800        65,075

                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                          Value
                                                                Shares   (Note 2)
                                                                ------   --------
   STATE & NATIONAL BANKS -- CONTINUED
      Southern National Corp. ...............................      600  $     20,775
      United Security Bancorporation * ......................    4,700        65,212
                                                                        ------------
                                                                             155,187
                                                                        ------------

         TOTAL FINANCE & INSURANCE ...................................     1,541,605
                                                                        ------------
MANUFACTURING -- 47.9%
   CHEMICALS & ALLIED PRODUCTS -- 1.5%
      General Chemical Group, Inc. ..........................    4,185        79,515
                                                                        ------------

   COMPUTER & OFFICE EQUIPMENT -- 2.1%
      Lexmark International Group, Inc. (A Shares) * ........    3,600        85,050
      Zycon Corp. * .........................................    3,135        30,174
                                                                        ------------
                                                                             115,224
                                                                        ------------
   FOOD & BEVERAGE -- 1.6%
      Smithfield Foods, Inc. * ..............................    3,000        87,000
                                                                        ------------

   GLASS, CONCRETE & OTHER PRODUCTS -- 1.5%
      Medusa Corp. ..........................................    2,490        81,859
                                                                        ------------

   IRON & STEEL -- 0.8%
      Schnitzer Steel Industries, Inc. (A Shares) ...........    1,625        43,266
                                                                        ------------

   MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 5.4%
      AVX Corp. .............................................    4,100        75,850
      Belden, Inc. ..........................................    2,800        80,500
      Burr-Brown Corp. * ....................................    1,875        39,844
      UCAR International, Inc. * ............................    2,435        95,269
                                                                        ------------
                                                                             291,463
                                                                        ------------
   MISC. FABRICATED METAL PRODUCTS -- 1.8%
      Wolverine Tube, Inc. * ................................    2,475        98,691
                                                                        ------------

   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.4%
      DT Industries, Inc. ...................................      975        38,513
      Fedders Corp. (A Shares) ..............................    7,440        37,200
                                                                        ------------
                                                                              75,713
                                                                        ------------
   MISC. MANUFACTURING INDUSTRIES -- 11.9%
      American Safety Razor Co. * ...........................    5,730        70,909
      Aptargroup, Inc. ......................................      600        19,350
      Caraustar Industries, Inc. ............................      925        27,056
      Chase Brass Industries, Inc. * ........................    2,000        37,750
      D.R. Horton, Inc. * ...................................    3,982        36,336
      Dal-Tile International, Inc. * ........................    4,400        77,000

                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                          Value
                                                                Shares   (Note 2)
                                                                ------   --------
   MISC. MANUFACTURING INDUSTRIES -- CONTINUED
      Libbey, Inc. ..........................................    2,215  $     53,160
      Middleby Corp. * ......................................    1,665         8,741
      Mueller Industries, Inc. * ............................      800        32,200
      Paragon Trade Brands, Inc. * ..........................    3,400        89,250
      Tracor, Inc. * ........................................    2,100        47,775
      US Can Corp. * ........................................    5,965        95,440
      Velcro Industries N.V .................................      880        49,940
                                                                        ------------
                                                                             644,907
                                                                        ------------
   PAPER & PAPER PRODUCTS -- 3.9%
      American Pad & Paper Co. * ............................    2,825        52,969
      Buckeye Cellulose Corp. * .............................    3,290        85,951
      Schweitzer-Mauduit International, Inc. ................    2,310        71,032
                                                                        ------------
                                                                             209,952
                                                                        ------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 3.5%
      Fisher Scientific International .......................    2,750       123,406
      Fluke Corp. ...........................................      770        30,800
      OEC Medical Systems, Inc. * ...........................    2,830        37,144
                                                                        ------------
                                                                             191,350
                                                                        ------------
   RUBBER & PLASTICS -- 0.9%
      Channell Commercial Corp. * ...........................    2,515        29,394
      Greif Brothers Corp. (A Shares) .......................      765        21,229
                                                                        ------------
                                                                              50,623
                                                                        ------------
   TELECOMMUNICATIONS EQUIPMENT -- 2.8%
      Oak Industries, Inc. * ................................    3,690        93,634
      Superior Telecom Inc. * ...............................    3,300        58,575
                                                                        ------------
                                                                             152,209
                                                                        ------------
   TEXTILES & APPAREL -- 3.9%
      The First Years, Inc. .................................    2,830        43,865
      Guess ?, Inc. * .......................................    2,500        31,875
      Hirsch International Corp. (A Shares) * ...............    2,862        51,516
      Springs Industries, Inc. (A Shares) ...................    1,000        45,125
      Worldtex, Inc. * ......................................    5,300        41,737
                                                                        ------------
                                                                             214,118
                                                                        ------------
   TRANSPORTATION -- 3.5%
      Airnet Systems, Inc. * ................................    2,700        35,100
      America West Airlines, Inc. * .........................    1,520        17,480
      Canadian National Railway Co. .........................    2,500        68,750
      Midwest Express Holdings, Inc. * ......................    1,951        66,334
                                                                        ------------
                                                                             187,664
                                                                        ------------

                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                          Value
                                                                Shares   (Note 2)
                                                                ------   --------
   TRANSPORTATION EQUIPMENT -- 1.4%
      Mark IV Industries, Inc. ..............................    2,259  $     48,851
      Winnebago Industries, Inc. ............................    3,750        27,656
                                                                        ------------
                                                                              76,507
                                                                        ------------

         TOTAL MANUFACTURING .........................................     2,600,061
                                                                        ------------
MINING -- 1.8%
   COAL -- 1.4%
      Zeigler Coal Holding Co. ..............................    4,200        76,125
                                                                        ------------

   CRUDE PETROLEUM & NATURAL GAS -- 0.4%
      Willbros Group, Inc. * ................................    2,300        21,563
                                                                        ------------

         TOTAL MINING ................................................        97,688
                                                                        ------------
SERVICES -- 8.0%
   AMUSEMENT & RECREATION SERVICES -- 2.6%
      Casino America, Inc. * ................................    4,420        21,547
      Harveys Casino Resorts ................................    3,835        61,839
      Royal Carribean Cruises Ltd. ..........................    2,100        56,438
                                                                        ------------
                                                                             139,824
                                                                        ------------
   BUSINESS SERVICES -- 0.8%
      Cort Business Services Corp. * ........................    2,100        44,100
                                                                        ------------

   MEDICAL & HEALTH SERVICES -- 4.6%
      Maxicare Health Plans, Inc. * .........................    2,620        49,453
      Medical Resources, Inc. * .............................    3,600        31,050
      Ornda Healthcorp * ....................................    1,220        33,245
      Sierra Health Services, Inc. * ........................    1,495        42,794
      Summit Care Corp. * ...................................    2,100        33,338
      Sun Healthcare Group, Inc. * ..........................    4,900        62,475
                                                                        ------------
                                                                             252,355
                                                                        ------------

         TOTAL SERVICES ..............................................       436,279
                                                                        ------------
WHOLESALE & RETAIL TRADE -- 10.7%
   MISC. RETAIL STORES -- 2.1%
      Duckwall-Alco Stores, Inc. * ..........................    2,100        27,562
      Ruddick Corp. .........................................    6,635        86,255
                                                                        ------------
                                                                             113,817
                                                                        ------------
   RETAIL APPAREL & ACCESSORY STORES -- 4.4%
      Catherines Stores Corp. * .............................      700         3,894
      Dress Barn, Inc. * ....................................    4,040        53,025
      Little Switzerland, Inc. * ............................    8,095        39,463
      Proffitt's, Inc. * ....................................      985        39,769

                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                          Value
                                                                Shares   (Note 2)
                                                                ------   --------
   RETAIL APPAREL & ACCESSORY STORES -- CONTINUED
      Stage Stores, Inc. * ..................................    1,500  $     27,375
      Zale Corp. * ..........................................    3,875        75,078
                                                                        ------------
                                                                             238,604
                                                                        ------------
   WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS -- 0.7%
      Marshall Industries * .................................    1,345        40,519
                                                                        ------------

   WHOLESALE MISC. -- 3.5%
      BMC West Corp. * ......................................    6,315        75,780
      Dimon, Inc. ...........................................    2,200        41,800
      TBC Corp. * ...........................................   10,800        71,550
                                                                        ------------
                                                                             189,130
                                                                        ------------

         TOTAL WHOLESALE & RETAIL TRADE ..............................       582,070
                                                                        ------------

         TOTAL COMMON STOCK (COST $5,203,827) ........................     5,360,653
                                                                        ------------

MISCELLANEOUS ASSETS -- 1.1%
      Scudder Managed Cash Fund (COST $58,000) ..............   58,000        58,000
                                                                        ------------



TOTAL INVESTMENTS (COST $5,261,827)+ -- 99.8% ........................    $5,418,653

OTHER ASSETS AND LIABILITIES, NET -- 0.2% ............................         8,998
                                                                        ------------

NET ASSETS -- 100.0% .................................................    $5,427,651
                                                                        ============

*  Non-income producing security.

+ The cost for Federal income tax purposes was $5,085,026. At October 31, 1996, net unrealized appreciation was $333,627. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $542,473, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $208,846.

                       See notes to financial statements.

FINANCIAL STATEMENTS -- STATEMENT OF ASSETS AND LIABILITIES

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

Assets:
Investments, at market (identified cost $5,261,827) (Note 2) ..............  $ 5,418,653
Cash ......................................................................        3,335
Receivables:
   Interest ...............................................................          271
   Dividends ..............................................................        1,502
   Investment securities sold .............................................        1,597
Reimbursement due from Investment Adviser .................................       16,025
                                                                             -----------

      Total Assets ........................................................    5,441,383

Liabilities:
   Accrued expenses payable (Note 4) ......................................       13,732
                                                                             -----------

Net Assets ................................................................  $ 5,427,651
                                                                             ===========


Net Assets consist of:
Common stock ..............................................................  $       567
Additional capital paid in ................................................    5,317,091
Accumulated net realized loss on investments ..............................      (46,833)
Net unrealized appreciation on investments ................................      156,826
                                                                             -----------

Net Assets, for 566,969 shares outstanding ................................  $ 5,427,651
                                                                             ===========

Net Asset Value offering price and redemption price per share ($5,427,651 /
   566,969 outstanding shares of common stock,
   $0.001 par value) ......................................................  $      9.57
                                                                             ===========


                       See notes to financial statements.

STATEMENT OF OPERATIONS

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                             For the Period June 17, 1996
                                                             (Commencement of Operations)
                                                               through October 31, 1996
                                                             ----------------------------
Investment Income:
   Dividends ...................................................             $  9,624
   Interest ....................................................                2,704
                                                                             --------
      Total Investment Income ..................................               12,328
                                                                             --------

Expenses:
   Investment advisory fee (Note 4) ............................  $ 12,641
   Administration fee (Note 4) .................................    18,768
   Accounting fee (Note 4) .....................................    15,014
   Custodian fees ..............................................     7,505
   Legal .......................................................     7,109
   Audit .......................................................     5,000
   Registration fees ...........................................     1,662
   Directors' fees and expenses (Note 4) .......................     3,750
   Transfer agency fees ........................................     6,064
   Other .......................................................       625
                                                                  --------

      Total expenses before fee waiver and reimbursement .......    78,138
      Advisory fee waived (Note 4) .............................   (12,641)
      Reimbursement from Investment Adviser (Note 4) ...........   (44,428)
                                                                  --------
         Total Expenses, net ...................................               21,069
                                                                             --------

   Net investment loss .........................................               (8,741)
                                                                             --------

Realized and unrealized gain (loss) from investments:
   Net realized loss on investments during the period ..........              (46,833)
   Net unrealized appreciation of investments during the  period              156,826
                                                                             --------

      Net gain on investments ..................................              109,993
                                                                             --------

Net increase in net assets resulting from operations ...........             $101,252
                                                                             ========

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                    For the Period June 17, 1996
                                                    (Commencement of Operations)
                                                      through October 31, 1996
                                                    ----------------------------
Increase in Net Assets:
Operations:
   Net investment loss .....................................  $    (8,741)
   Net realized loss on investments during the period ......      (46,833)
   Net unrealized appreciation on investments during
      the period ...........................................      156,826
                                                              -----------
   Net increase in net assets resulting from operations ....      101,252
                                                              -----------

Increase in net assets from Fund share transactions (Note 5)    5,326,399
                                                              -----------

   Increase in net assets ..................................    5,427,651

Net Assets:
   Beginning of period .....................................            0
                                                              -----------
   End of period ...........................................  $ 5,427,651
                                                              ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period June 17, 1996 (Commencement of Operations) through October 31, 1996. It should be read in conjunction with the financial statements and notes thereto.



Net Asset Value - Beginning of Period ............         $10.00
                                                           ------

Investment Operations:
   Net investment loss ...........................          (0.02)
   Net realized and unrealized loss
      on investment ..............................          (0.41)
                                                           ------
         Total from investment operations ........          (0.43)
                                                           ------

Net Asset Value - End of Period ..................          $9.57
                                                           ======

Total Return .....................................         (4.30)%
Ratios (to average net assets) - Supplemental Data:
   Expenses(1) ...................................           1.25%*
   Net investment loss ...........................         (0.52)%*
Portfolio turnover rate ..........................          94.38%*
Average commission rate paid .....................        $0.0512
Net assets at end of period (000's omitted).......         $5,428



(1) Without waivers the annualized ratio of expenses to average daily net assets would have been 4.63% for the period.

*    Annualized.


                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1838 SMALL CAP EQUITY FUND                                      OCTOBER 31, 1996
--------------------------------------------------------------------------------

Note 1 -- Description of the Fund -- The 1838 Investment Advisors Funds (the "Trust"), a diversified, open-end management investment company, was established as a series Delaware business trust on December 9, 1994, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established two series: the 1838 International Equity Fund and the 1838 Small Cap Equity Fund. The 1838 Small Cap Equity Fund (the "Fund") commenced operations on June 17, 1996. The Fund's investment objective is long-term growth. The Fund seeks to achieve its objective by investing primarily in the common stock of domestic companies with relatively small market capitalization, those with a market value of $800 million or less (small cap), which are believed to be undervalued and have good prospects for capital appreciation. The Fund will invest in small capitalization companies using a value approach. The 1838 Small Cap Equity Fund is presented in this report.

Note 2 -- Significant Accounting Policies.

Security Valuation -- The Fund's securities, except investments with remaining maturities of 60 days or less, are valued at the last quoted sales price on the security's principal exchange on that day. If there are no sales of the relevant security on such day, the security will be valued at the mean between the closing bid and asked price on that day, if any. Debt securities having a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. At October 31, 1996, there were no securities valued by the Board of Trustees.

Federal Income Taxes -- The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Capital Gain Distributions -- Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing cost basis for securities sold. These distributions will be made annually in December. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Note 3 -- Purchases and Sales of Investment Securities -- Purchases and sales of investment securities (excluding short-term investments) for the period ending October 31, 1996 were $6,844,486 and $1,593,826, respectively. For the period ending October 31, 1996, purchases include $2,764,058 of investment securities received from shareholders in exchange for 280,834 shares of the Fund.

Note 4 -- Advisory Fee and Other Transactions with Affiliates -- The Trust, on behalf of the Fund, employs 1838 Investment Advisors, L.P. (the "Investment Adviser"), a Delaware limited partnership and registered investment adviser under the 1940 Act, to furnish investment advisory services to the Fund pursuant to an Investment Advisory Agreement with the Trust. The Investment Adviser supervises the investments of the assets of the Fund in accordance with its investment objective, policies and restrictions.

The Fund pays the Investment Adviser a monthly fee at the annual rate of 0.75% of the average daily net assets of the Fund. The Investment Adviser has voluntarily agreed to waive its advisory fee and reimburse the Fund monthly to the extent that the Fund's total operating expenses will exceed 1.25% of the average daily net assets of the Fund. This undertaking may be rescinded at any time in the

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

Note 4 -- Advisory Fee and Other Transactions with Affiliates -- continued

future. The advisory fee for the period ended October 31, 1996 amounted to $12,641, all of which was waived, and an additional $44,428 was reimbursed to the Fund by the Investment Adviser.

Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Trust at the annual rate of 0.15% of the average daily net assets of the Trust on the first $50 million; 0.10% of such assets in excess of $50 million to $100 million; 0.07% of such assets in excess of $100 million to $200 million; and 0.05% of such assets in excess of $200 million. Each series pays its pro-rata portion based upon total Trust assets. Such fees are subject to a minimum fee of $50,000 per year for each series and $15,000 minimum per year for each additional portfolio added to a series. For the period ending October 31, 1996, RSMC's administration fee amounted to $18,768. At October 31, 1996 Administration fees payable to RSMC amounted to $4,247.

Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, has been engaged pursuant to a Distribution Agreement with the Trust to assist in securing purchasers for shares of the Fund. RSD also directly, or through its affiliates, provides investor support services. RSD receives no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses. There are no expenses payable to RSD at October 31, 1996.

RSMC serves as Accounting Agent to the Fund. As Accounting Agent, RSMC determines the Fund's net asset value per share and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. At October 31, 1996, Accounting service fees payable to RSMC amounted to $3,397.

RSMC also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, RSMC receives a monthly fee computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses. At October 31, 1996, Transfer Agent fees payable to RSMC amounted to $1,500.

The Trustees of the Trust who are "interested persons" of the Trust, the Investment Adviser or its affiliates and all personnel of the Trust or the Investment Adviser performing services related to research, statistical and investment activities are paid by the Investment Adviser or its affiliates. There are no fees or expenses payable to the "non-interested" Trustees.

Note 5 -- Fund Share Transactions -- At October 31, 1996, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. Transactions in shares of the Fund were as follows:

                                               For the  Period June 17, 1996
                                                (Commencement of Operations)
                                                  through October 31, 1996
                                               -----------------------------
                                                Shares             Amount
                                               ---------         ----------

   Shares sold.........................         596,571          $5,598,237
   Shares redeemed.....................         (29,602)           (271,838)
                                                -------          ----------
   Net increase .......................         566,969          $5,326,399
                                                                 ==========

   Shares outstanding:
      Beginning of period..............               0
                                                -------
      End of period....................         566,969
                                                =======

REPORT OF INDEPENDENT ACCOUNTANTS

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the 1838 Investment Advisors Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of net assets of the the 1838 Small Cap Equity Fund, a series of the 1838 Investment Advisors Funds, as of October 31, 1996 and the related statements of operations, changes in net assets and the financial highlights for the period June 17, 1996 (commencement of operations) through October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1838 Small Cap Equity Fund as of October 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the period June 17, 1996 (commencement of operations) through October 31, 1996 in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 6, 1996

TAX INFORMATION (UNAUDITED)

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

In January 1997, shareholders will receive federal income tax information on all distributions paid to their accounts in the calendar year 1996. Please consult a tax advisor if you have any questions about federal or state income tax laws, or how to prepare your tax return.

                                    TRUSTEES
                            ------------------------
                                W. THACHER BROWN
                             CHARLES D. DICKEY, JR.
                              FRANK B. FOSTER, III
                             GEORGE W. GEPHART, JR.
                              ROBERT P. HAUPTFUHRER

                                    OFFICERS
                            ------------------------
                                W. THACHER BROWN
                                    President
                             GEORGE W. GEPHART, JR.
                                 Vice President
                                 EDWIN B. POWELL
                                 Vice President
                               ANNA M. BENCROWSKY
                            Vice President, Treasurer
                                  and Secretary
                                 JOHN J. KELLEY
                               Assistant Treasurer
                                LAURIE V. BROOKS
                               Assistant Secretary

                               INVESTMENT ADVISOR
                            ------------------------
                         1838 INVESTMENT ADVISORS, L.P.
                          FIVE RADNOR CORPORATE CENTER
                                    SUITE 320
                               100 MATSONFORD ROAD
                                RADNOR, PA 19087

                                    CUSTODIAN
                            ------------------------
                            WILMINGTON TRUST COMPANY
                               RODNEY SQUARE NORTH
                              1100 N. MARKET STREET
                              WILMINGTON, DE 19890

                                     COUNSEL
                            ------------------------
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103

                                    AUDITORS
                            ------------------------
                            COOPERS & LYBRAND L.L.P.
                             2400 ELEVEN PENN CENTER
                             PHILADELPHIA, PA 19103

ES06